Product Warranties - Summary of Warranty Reserve Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Product Warranty Liability [Line Items]
Beginning balance	$ 11,133	$ 9,304
Adjustments to reserve	2,710	4,503
Warranty claims payment	(3,159)	(2,927)
Accretion – purchase accounting valuation	229	253
Ending balance	10,913	11,133
Current portion of accrued warranty	(2,921)	(2,543)
Accrued warranty – less current portion	$ 7,992	$ 8,590